Note 8 - Long-term Incentive Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options outstanding (in shares)	760,000	760,000
Options granted (in shares)		90,000
Options exercised (in shares)
Options cancelled or forfeited (in shares)		(90,000)
Options outstanding (in shares)	760,000	760,000
Options vested (in shares)	688,000
Options exercisable (in shares)	268,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.51	$ 2.63
Weighted average exercise price, options granted (in dollars per share)		1.83
Weighted average exercise price, options exercised (in dollars per share)
Weighted average exercise price, options cancelled or forfeited (in dollars per share)		2.89
Weighted average exercise price, options outstanding (in dollars per share)	2.51	2.51
Weighted average fair value at grant date, options outstanding (in dollars per share)	1	1.09
Weighted average fair value at grant date, options granted (in dollars per share)		0.43
Weighted average fair value at grant date, options cancelled or forfeited (in dollars per share)		1.20
Weighted average fair value at grant date, options outstanding (in dollars per share)	$ 1	$ 1